Advances for Vessels' Acquisitions - Summary of Advances for Vessels Under Construction and Acquisitions (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Investments in and Advances to Affiliates, Schedule of Investments [Abstract]
Beginning balance	$ 23,400,000	$ 0
Advances for vessels' acquisitions		23,400,000
Other Capitalized Expenses	14,570
Ending balance	$ 23,414,570	$ 23,400,000